Investments in Debt, Equity Securities and Other Investments (Summary of Investments in Debt and Equity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	¥ 267,526	¥ 267,598
Available-for-sale securities, Aggregate Fair Value		1,048,127	1,073,390
Available-for-sale securities, Gross Unrealized Gains		780,644	805,895
Available-for-sale securities, Gross Unrealized Losses		43	103
Held-to-maturity securities, Cost	[1]	167,332	159,579
Held-to-maturity securities, Aggregate Fair Value		167,138	159,205
Held-to-maturity securities, Gross Unrealized Gains		172	155
Held-to-maturity securities, Gross Unrealized Losses		366	529
Total Cost	[1]	434,858	427,177
Total Aggregate Fair Value		1,215,265	1,232,595
Total Gross Unrealized Gains		780,816	806,050
Total Gross Unrealized Losses		409	632
Corporate Bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	167,329	159,575
Held-to-maturity securities, Aggregate Fair Value		167,135	159,201
Held-to-maturity securities, Gross Unrealized Gains		172	155
Held-to-maturity securities, Gross Unrealized Losses		366	529
Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, Cost	[1]	3	4
Held-to-maturity securities, Aggregate Fair Value		3	4
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1]	267,526	267,598
Available-for-sale securities, Aggregate Fair Value		1,048,127	1,073,390
Available-for-sale securities, Gross Unrealized Gains		780,644	805,895
Available-for-sale securities, Gross Unrealized Losses		43	103
Equity Securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	[1],[2]	267,526	267,598
Available-for-sale securities, Aggregate Fair Value	[2]	1,048,127	1,073,390
Available-for-sale securities, Gross Unrealized Gains	[2]	780,644	805,895
Available-for-sale securities, Gross Unrealized Losses	[2]	43	103
Equity Securities | Marketable equity securities | KDDI Corporation
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost		242,868	242,868
Available-for-sale securities, Aggregate Fair Value		979,151	1,007,299
Available-for-sale securities, Gross Unrealized Gains		¥ 736,283	¥ 764,431

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.
[2]	Marketable equity securities mainly consist of the shares of KDDI Corporation, which is a telecommunications carrier in Japan. At March 31, 2017, Kyocera Corporation's equity interest in KDDI Corporation was 12.78%. Cost, aggregate fair value and gross unrealized gain of the shares of KDDI Corporation held by Kyocera are as follows: